Shareholder Report, Line Graph (Details) - USD ($)																		12 Months Ended
	Jan. 31, 2025	Jul. 31, 2024	Jan. 31, 2024	Jul. 31, 2023	Jan. 31, 2023	Jul. 31, 2022	Jan. 31, 2022	Jul. 31, 2021	Jan. 31, 2021	Jan. 04, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Nov. 30, 2015	Jul. 31, 2015	Jul. 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name																		Class A (with sales charge)
Accumulated Value		$ 12,077		$ 10,883		$ 10,541		$ 10,969			$ 10,650	$ 10,630	$ 10,285	$ 10,047	$ 9,574		$ 9,600	$ 12,705
Class C
Account Value [Line Items]
Line Graph and Table Measure Name																		Class C (with sales charge)
Accumulated Value		11,856		10,684		10,419		10,923			10,686	10,748	10,475	10,312	9,907		10,000	$ 12,473
Class R
Account Value [Line Items]
Line Graph and Table Measure Name																		Class R
Accumulated Value		12,232		11,071		10,763		11,244			10,950	10,956	10,634	10,415	9,947		10,000	$ 12,820
Class R3
Account Value [Line Items]
Line Graph and Table Measure Name																		Class R3
Accumulated Value		12,402		11,197		10,855		11,318			11,012	11,004	10,660	10,430	9,958		10,000	$ 13,033
Class R4
Account Value [Line Items]
Line Graph and Table Measure Name																		Class R4
Accumulated Value		12,688		11,423		11,051		11,488			11,147	11,113	10,740	10,484	9,983		10,000	$ 13,370
Class R5
Account Value [Line Items]
Line Graph and Table Measure Name																		Class R5
Accumulated Value		12,865		11,568		11,173		11,597			11,227	11,182	10,791	10,513	9,993		10,000	$ 13,572
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																		Class R6
Accumulated Value		12,958		11,640		11,233		11,647			11,266	11,208	10,810	10,525	9,998		10,000	$ 13,686
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name																		Class Y
Accumulated Value		12,860		11,566		11,171		11,595			11,233	11,179	10,791	10,515	9,998		10,000	$ 13,568
Class A
Account Value [Line Items]
Line Graph and Table Measure Name																		Class A (with sales charge)
Accumulated Value		14,294		12,588		12,036		12,719			11,466	11,227	10,940	10,284	9,382		9,425	$ 15,004
Class C
Account Value [Line Items]
Line Graph and Table Measure Name																		Class C (with sales charge)
Accumulated Value		14,282		12,578		12,127		12,907			11,720	11,563	11,357	10,752	9,881		10,000	$ 14,992
Class R
Account Value [Line Items]
Line Graph and Table Measure Name																		Class R
Accumulated Value		14,759		13,041		12,524		13,289			12,013	11,797	11,526	10,861	9,929		10,000	$ 15,429
Class R3
Account Value [Line Items]
Line Graph and Table Measure Name																		Class R3
Accumulated Value		14,990		13,217		12,662		13,396			12,089	11,858	11,571	10,887	9,946		10,000	$ 15,714
Class R4
Account Value [Line Items]
Line Graph and Table Measure Name																		Class R4
Accumulated Value		15,331		13,480		12,886		13,596			12,238	11,976	11,653	10,936	9,966		10,000	$ 16,111
Class R5
Account Value [Line Items]
Line Graph and Table Measure Name																		Class R5
Accumulated Value		15,520		13,629		13,008		13,708			12,322	12,034	11,698	10,964	9,973		10,000	$ 16,335
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																		Class R6
Accumulated Value		15,629		13,713		13,069		13,759			12,358	12,064	11,719	10,978	9,981		10,000	$ 16,463
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name																		Class Y
Accumulated Value		15,522		13,626		13,004		13,704			12,319	12,037	11,701	10,967	9,981		10,000	$ 16,334
Class A
Account Value [Line Items]
Line Graph and Table Measure Name																		Class A (with sales charge)
Accumulated Value		15,971		13,689		12,849		13,732			11,869	11,510	11,292	10,461	9,374		9,425	$ 16,903
Class C
Account Value [Line Items]
Line Graph and Table Measure Name																		Class C (with sales charge)
Accumulated Value		15,961		13,680		12,933		13,928			12,127	11,846	11,715	10,930	9,872		10,000	$ 16,893
Class R
Account Value [Line Items]
Line Graph and Table Measure Name																		Class R
Accumulated Value		16,478		14,177		13,357		14,336			12,432	12,087	11,890	11,041	9,920		10,000	$ 17,364
Class R3
Account Value [Line Items]
Line Graph and Table Measure Name																		Class R3
Accumulated Value		16,763		14,387		13,522		14,475			12,517	12,149	11,941	11,067	9,932		10,000	$ 17,706
Class R4
Account Value [Line Items]
Line Graph and Table Measure Name																		Class R4
Accumulated Value		17,141		14,673		13,757		14,690			12,673	12,272	12,030	11,122	9,957		10,000	$ 18,152
Class R5
Account Value [Line Items]
Line Graph and Table Measure Name																		Class R5
Accumulated Value		17,365		14,847		13,895		14,821			12,769	12,350	12,083	11,157	9,963		10,000	$ 18,424
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																		Class R6
Accumulated Value		17,462		14,912		13,948		14,855			12,795	12,365	12,094	11,163	9,967		10,000	$ 18,544
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name																		Class Y
Accumulated Value		17,336		14,819		13,873		14,795			12,745	12,328	12,070	11,148	9,967		10,000	$ 18,391
Class A
Account Value [Line Items]
Line Graph and Table Measure Name																		Class A (with sales charge)
Accumulated Value		17,325		14,640		13,546		14,659			12,190	11,717	11,563	10,574	9,347		9,425	$ 18,477
Class C
Account Value [Line Items]
Line Graph and Table Measure Name																		Class C (with sales charge)
Accumulated Value		17,309		14,627		13,633		14,862			12,449	12,060	11,992	11,044	9,838		10,000	$ 18,460
Class R
Account Value [Line Items]
Line Graph and Table Measure Name																		Class R
Accumulated Value		17,875		15,165		14,086		15,306			12,768	12,308	12,173	11,158	9,887		10,000	$ 18,983
Class R3
Account Value [Line Items]
Line Graph and Table Measure Name																		Class R3
Accumulated Value		18,191		15,395		14,265		15,460			12,863	12,386	12,230	11,196	9,905		10,000	$ 19,370
Class R4
Account Value [Line Items]
Line Graph and Table Measure Name																		Class R4
Accumulated Value		18,603		15,700		14,516		15,691			13,028	12,508	12,320	11,250	9,930		10,000	$ 19,861
Class R5
Account Value [Line Items]
Line Graph and Table Measure Name																		Class R5
Accumulated Value		18,859		15,893		14,673		15,836			13,129	12,581	12,377	11,278	9,940		10,000	$ 20,158
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																		Class R6
Accumulated Value		18,933		15,943		14,699		15,852			13,134	12,586	12,378	11,279	9,940		10,000	$ 20,259
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name																		Class Y
Accumulated Value		18,792		15,842		14,623		15,783			13,088	12,556	12,356	11,273	9,940		10,000	$ 20,094
Class A
Account Value [Line Items]
Line Graph and Table Measure Name																		Class A (with sales charge)
Accumulated Value		18,350		15,357		14,080		15,397			12,402	11,839	11,721	10,622	9,309		9,425	$ 19,684
Class C
Account Value [Line Items]
Line Graph and Table Measure Name																		Class C (with sales charge)
Accumulated Value		18,344		15,352		14,177		15,622			12,676	12,192	12,160	11,105	9,809		10,000	$ 19,677
Class R
Account Value [Line Items]
Line Graph and Table Measure Name																		Class R
Accumulated Value		18,945		15,914		14,653		16,088			13,005	12,436	12,347	11,219	9,854		10,000	$ 20,232
Class R3
Account Value [Line Items]
Line Graph and Table Measure Name																		Class R3
Accumulated Value		19,328		16,196		14,869		16,284			13,119	12,532	12,416	11,259	9,871		10,000	$ 20,697
Class R4
Account Value [Line Items]
Line Graph and Table Measure Name																		Class R4
Accumulated Value		19,767		16,531		15,135		16,535			13,289	12,658	12,509	11,317	9,897		10,000	$ 21,225
Class R5
Account Value [Line Items]
Line Graph and Table Measure Name																		Class R5
Accumulated Value		20,007		16,706		15,273		16,654			13,383	12,733	12,562	11,343	9,905		10,000	$ 21,517
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																		Class R6
Accumulated Value		20,079		16,741		15,295		16,665			13,383	12,733	12,562	11,343	9,905		10,000	$ 21,599
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name																		Class Y
Accumulated Value		19,934		16,644		15,216		16,600			13,329	12,691	12,532	11,333	9,905		10,000	$ 21,435
Class A
Account Value [Line Items]
Line Graph and Table Measure Name																		Class A (with sales charge)
Accumulated Value		19,047		15,836		14,406		15,859			12,519	11,886	11,783	10,633	9,279		9,425	$ 20,496
Class C
Account Value [Line Items]
Line Graph and Table Measure Name																		Class C (with sales charge)
Accumulated Value		19,033		15,825		14,512		16,090			12,798	12,241	12,226	11,121	9,771		10,000	$ 20,481
Class R
Account Value [Line Items]
Line Graph and Table Measure Name																		Class R
Accumulated Value		19,666		16,417		14,990		16,564			13,117	12,491	12,406	11,227	9,819		10,000	$ 21,077
Class R3
Account Value [Line Items]
Line Graph and Table Measure Name																		Class R3
Accumulated Value		20,055		16,692		15,209		16,768			13,253	12,594	12,482	11,272	9,841		10,000	$ 21,541
Class R4
Account Value [Line Items]
Line Graph and Table Measure Name																		Class R4
Accumulated Value		20,496		17,029		15,472		17,017			13,417	12,715	12,577	11,326	9,865		10,000	$ 22,086
Class R5
Account Value [Line Items]
Line Graph and Table Measure Name																		Class R5
Accumulated Value		20,757		17,212		15,619		17,155			13,500	12,777	12,622	11,356	9,869		10,000	$ 22,398
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																		Class R6
Accumulated Value		20,825		17,256		15,643		17,162			13,500	12,777	12,622	11,356	9,869		10,000	$ 22,493
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name																		Class Y
Accumulated Value		20,677		17,143		15,564		17,082			13,454	12,743	12,595	11,341	9,869		10,000	$ 22,307
Class A
Account Value [Line Items]
Line Graph and Table Measure Name																		Class A (with sales charge)
Accumulated Value		19,567		16,160		14,617		16,121			12,577	11,918	11,832	10,655	9,258		9,425	$ 21,117
Class C
Account Value [Line Items]
Line Graph and Table Measure Name																		Class C (with sales charge)
Accumulated Value		19,550		16,145		14,708		16,344			12,853	12,272	12,269	11,129	9,752		10,000	$ 21,098
Class R
Account Value [Line Items]
Line Graph and Table Measure Name																		Class R
Accumulated Value		20,183		16,743		15,199		16,825			13,174	12,515	12,460	11,239	9,800		10,000	$ 21,698
Class R3
Account Value [Line Items]
Line Graph and Table Measure Name																		Class R3
Accumulated Value		20,603		17,054		15,447		17,053			13,322	12,627	12,540	11,293	9,826		10,000	$ 22,202
Class R4
Account Value [Line Items]
Line Graph and Table Measure Name																		Class R4
Accumulated Value		21,072		17,393		15,721		17,313			13,494	12,755	12,633	11,353	9,849		10,000	$ 22,767
Class R5
Account Value [Line Items]
Line Graph and Table Measure Name																		Class R5
Accumulated Value		21,342		17,585		15,871		17,450			13,579	12,825	12,686	11,372	9,850		10,000	$ 23,089
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																		Class R6
Accumulated Value		21,419		17,636		15,886		17,463			13,579	12,825	12,686	11,372	9,850		10,000	$ 23,192
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name																		Class Y
Accumulated Value		21,235		17,505		15,786		17,361			13,520	12,779	12,652	11,362	9,850		10,000	$ 22,972
Class A
Account Value [Line Items]
Line Graph and Table Measure Name																		Class A (with sales charge)
Accumulated Value		20,537		16,871		15,160		16,738			12,953	12,240	12,153	10,921	9,481	$ 9,425		$ 22,213
Class C
Account Value [Line Items]
Line Graph and Table Measure Name																		Class C (with sales charge)
Accumulated Value		20,537		16,900		15,300		17,024			13,270	12,630	12,637	11,445	10,012	10,000		$ 22,214
Class R
Account Value [Line Items]
Line Graph and Table Measure Name																		Class R
Accumulated Value		21,215		17,485		15,783		17,494			13,576	12,869	12,803	11,537	10,047	10,000		$ 22,858
Class R3
Account Value [Line Items]
Line Graph and Table Measure Name																		Class R3
Accumulated Value		21,605		17,768		15,997		17,681			13,685	12,948	12,857	11,572	10,054	10,000		$ 23,345
Class R4
Account Value [Line Items]
Line Graph and Table Measure Name																		Class R4
Accumulated Value		22,086		18,116		16,265		17,936			13,851	13,069	12,947	11,618	10,072	10,000		$ 23,908
Class R5
Account Value [Line Items]
Line Graph and Table Measure Name																		Class R5
Accumulated Value		22,349		18,307		16,412		18,071			13,946	13,133	12,999	11,637	10,082	10,000		$ 24,228
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																		Class R6
Accumulated Value		22,429		18,359		16,443		18,084			13,946	13,133	12,999	11,637	10,082	10,000		$ 24,338
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name																		Class Y
Accumulated Value		22,287		18,239		16,354		18,018			13,896	13,100	12,969	11,636	10,082	10,000		$ 24,159
Class A
Account Value [Line Items]
Line Graph and Table Measure Name																		Class A (with sales charge)
Accumulated Value	$ 13,905	13,185	$ 11,695	10,782	$ 9,895	9,681	$ 10,587	10,688	$ 9,406	$ 9,425								$ 14,289
Class C
Account Value [Line Items]
Line Graph and Table Measure Name																		Class C (with sales charge)
Accumulated Value	14,306	13,626	12,125	11,225	10,337	10,155	11,145	11,290	9,970	10,000								$ 14,647
Class R
Account Value [Line Items]
Line Graph and Table Measure Name																		Class R
Accumulated Value	14,512	13,791	12,256	11,324	10,404	10,200	11,178	11,320	9,970	10,000								$ 14,889
Class R3
Account Value [Line Items]
Line Graph and Table Measure Name																		Class R3
Accumulated Value	14,661	13,921	12,342	11,401	10,466	10,244	11,214	11,330	9,980	10,000								$ 15,053
Class R4
Account Value [Line Items]
Line Graph and Table Measure Name																		Class R4
Accumulated Value	14,814	14,045	12,443	11,469	10,518	10,289	11,240	11,350	9,980	10,000								$ 15,233
Class R5
Account Value [Line Items]
Line Graph and Table Measure Name																		Class R5
Accumulated Value	14,900	14,115	12,496	11,514	10,549	10,314	11,256	11,360	9,980	10,000								$ 15,332
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																		Class R6
Accumulated Value	14,959	14,171	12,535	11,539	10,572	10,325	11,267	11,360	9,980	10,000								$ 15,405
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name																		Class Y
Accumulated Value	14,901	14,117	12,497	11,516	10,551	10,314	11,256	11,360	9,980	10,000								$ 15,333
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,405		10,851		11,229		12,356			12,443	11,299	10,455	10,539	10,594		10,000	$ 11,790
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,405		10,851		11,229		12,356			12,443	11,299	10,455	10,539	10,594		10,000	$ 11,790
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,405		10,851		11,229		12,356			12,443	11,299	10,455	10,539	10,594		10,000	$ 11,790
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,405		10,851		11,229		12,356			12,443	11,299	10,455	10,539	10,594		10,000	$ 11,790
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,405		10,851		11,229		12,356			12,443	11,299	10,455	10,539	10,594		10,000	$ 11,790
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,405		10,851		11,229		12,356			12,443	11,299	10,455	10,539	10,594		10,000	$ 11,790
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,405		10,851		11,229		12,356			12,443	11,299	10,455	10,539	10,594		10,000	$ 11,790
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,405		10,851		11,229		12,356			12,443	11,299	10,455	10,539	10,594		10,000	$ 11,790
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,389		24,273		21,548		23,258			16,765	15,113	14,118	12,130	10,444		10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,389		24,273		21,548		23,258			16,765	15,113	14,118	12,130	10,444		10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,389		24,273		21,548		23,258			16,765	15,113	14,118	12,130	10,444		10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,389		24,273		21,548		23,258			16,765	15,113	14,118	12,130	10,444		10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,389		24,273		21,548		23,258			16,765	15,113	14,118	12,130	10,444		10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,389		24,273		21,548		23,258			16,765	15,113	14,118	12,130	10,444		10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,389		24,273		21,548		23,258			16,765	15,113	14,118	12,130	10,444		10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,389		24,273		21,548		23,258			16,765	15,113	14,118	12,130	10,444		10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,389		24,273		21,548		23,258			16,765	15,113	14,118	12,130	10,444		10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,389		24,273		21,548		23,258			16,765	15,113	14,118	12,130	10,444		10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,389		24,273		21,548		23,258			16,765	15,113	14,118	12,130	10,444		10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,389		24,273		21,548		23,258			16,765	15,113	14,118	12,130	10,444		10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,389		24,273		21,548		23,258			16,765	15,113	14,118	12,130	10,444		10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,389		24,273		21,548		23,258			16,765	15,113	14,118	12,130	10,444		10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,389		24,273		21,548		23,258			16,765	15,113	14,118	12,130	10,444		10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,389		24,273		21,548		23,258			16,765	15,113	14,118	12,130	10,444		10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,389		24,273		21,548		23,258			16,765	15,113	14,118	12,130	10,444		10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,389		24,273		21,548		23,258			16,765	15,113	14,118	12,130	10,444		10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,389		24,273		21,548		23,258			16,765	15,113	14,118	12,130	10,444		10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,389		24,273		21,548		23,258			16,765	15,113	14,118	12,130	10,444		10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,389		24,273		21,548		23,258			16,765	15,113	14,118	12,130	10,444		10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,389		24,273		21,548		23,258			16,765	15,113	14,118	12,130	10,444		10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,389		24,273		21,548		23,258			16,765	15,113	14,118	12,130	10,444		10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,389		24,273		21,548		23,258			16,765	15,113	14,118	12,130	10,444		10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,389		24,273		21,548		23,258			16,765	15,113	14,118	12,130	10,444		10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,389		24,273		21,548		23,258			16,765	15,113	14,118	12,130	10,444		10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,389		24,273		21,548		23,258			16,765	15,113	14,118	12,130	10,444		10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,389		24,273		21,548		23,258			16,765	15,113	14,118	12,130	10,444		10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,389		24,273		21,548		23,258			16,765	15,113	14,118	12,130	10,444		10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,389		24,273		21,548		23,258			16,765	15,113	14,118	12,130	10,444		10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,389		24,273		21,548		23,258			16,765	15,113	14,118	12,130	10,444		10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,389		24,273		21,548		23,258			16,765	15,113	14,118	12,130	10,444		10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,389		24,273		21,548		23,258			16,765	15,113	14,118	12,130	10,444		10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,389		24,273		21,548		23,258			16,765	15,113	14,118	12,130	10,444		10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,389		24,273		21,548		23,258			16,765	15,113	14,118	12,130	10,444		10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,389		24,273		21,548		23,258			16,765	15,113	14,118	12,130	10,444		10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,389		24,273		21,548		23,258			16,765	15,113	14,118	12,130	10,444		10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,389		24,273		21,548		23,258			16,765	15,113	14,118	12,130	10,444		10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,389		24,273		21,548		23,258			16,765	15,113	14,118	12,130	10,444		10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,389		24,273		21,548		23,258			16,765	15,113	14,118	12,130	10,444		10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,389		24,273		21,548		23,258			16,765	15,113	14,118	12,130	10,444		10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,389		24,273		21,548		23,258			16,765	15,113	14,118	12,130	10,444		10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,389		24,273		21,548		23,258			16,765	15,113	14,118	12,130	10,444		10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,389		24,273		21,548		23,258			16,765	15,113	14,118	12,130	10,444		10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,389		24,273		21,548		23,258			16,765	15,113	14,118	12,130	10,444		10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,389		24,273		21,548		23,258			16,765	15,113	14,118	12,130	10,444		10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,389		24,273		21,548		23,258			16,765	15,113	14,118	12,130	10,444		10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,389		24,273		21,548		23,258			16,765	15,113	14,118	12,130	10,444		10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,693		24,525		21,771		23,498			16,939	15,270	14,264	12,255	10,553	10,000		$ 34,350
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,693		24,525		21,771		23,498			16,939	15,270	14,264	12,255	10,553	10,000		$ 34,350
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,693		24,525		21,771		23,498			16,939	15,270	14,264	12,255	10,553	10,000		$ 34,350
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,693		24,525		21,771		23,498			16,939	15,270	14,264	12,255	10,553	10,000		$ 34,350
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,693		24,525		21,771		23,498			16,939	15,270	14,264	12,255	10,553	10,000		$ 34,350
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,693		24,525		21,771		23,498			16,939	15,270	14,264	12,255	10,553	10,000		$ 34,350
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,693		24,525		21,771		23,498			16,939	15,270	14,264	12,255	10,553	10,000		$ 34,350
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,693		24,525		21,771		23,498			16,939	15,270	14,264	12,255	10,553	10,000		$ 34,350
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value	16,332	14,791	12,930	12,217	10,852	10,845	11,827	11,706	9,956	10,000								$ 17,111
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value	16,332	14,791	12,930	12,217	10,852	10,845	11,827	11,706	9,956	10,000								$ 17,111
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value	16,332	14,791	12,930	12,217	10,852	10,845	11,827	11,706	9,956	10,000								$ 17,111
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value	16,332	14,791	12,930	12,217	10,852	10,845	11,827	11,706	9,956	10,000								$ 17,111
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value	16,332	14,791	12,930	12,217	10,852	10,845	11,827	11,706	9,956	10,000								$ 17,111
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value	16,332	14,791	12,930	12,217	10,852	10,845	11,827	11,706	9,956	10,000								$ 17,111
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value	16,332	14,791	12,930	12,217	10,852	10,845	11,827	11,706	9,956	10,000								$ 17,111
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value	16,332	14,791	12,930	12,217	10,852	10,845	11,827	11,706	9,956	10,000								$ 17,111
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,389		24,273		21,548		23,258			16,765	15,113	14,118	12,130	10,444		10,000	$ 33,998
S&P Target Date To Retirement Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To Retirement Income Index
Accumulated Value		21,388		18,533		16,577		18,168			13,823	13,276	12,894	11,639	10,175		10,000	$ 24,010
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,389		24,273		21,548		23,258			16,765	15,113	14,118	12,130	10,444		10,000	$ 33,998
S&P Target Date To Retirement Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To Retirement Income Index
Accumulated Value		21,388		18,533		16,577		18,168			13,823	13,276	12,894	11,639	10,175		10,000	$ 24,010
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,389		24,273		21,548		23,258			16,765	15,113	14,118	12,130	10,444		10,000	$ 33,998
S&P Target Date To Retirement Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To Retirement Income Index
Accumulated Value		21,388		18,533		16,577		18,168			13,823	13,276	12,894	11,639	10,175		10,000	$ 24,010
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,389		24,273		21,548		23,258			16,765	15,113	14,118	12,130	10,444		10,000	$ 33,998
S&P Target Date To Retirement Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To Retirement Income Index
Accumulated Value		21,388		18,533		16,577		18,168			13,823	13,276	12,894	11,639	10,175		10,000	$ 24,010
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,389		24,273		21,548		23,258			16,765	15,113	14,118	12,130	10,444		10,000	$ 33,998
S&P Target Date To Retirement Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To Retirement Income Index
Accumulated Value		21,388		18,533		16,577		18,168			13,823	13,276	12,894	11,639	10,175		10,000	$ 24,010
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,389		24,273		21,548		23,258			16,765	15,113	14,118	12,130	10,444		10,000	$ 33,998
S&P Target Date To Retirement Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To Retirement Income Index
Accumulated Value		21,388		18,533		16,577		18,168			13,823	13,276	12,894	11,639	10,175		10,000	$ 24,010
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,389		24,273		21,548		23,258			16,765	15,113	14,118	12,130	10,444		10,000	$ 33,998
S&P Target Date To Retirement Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To Retirement Income Index
Accumulated Value		21,388		18,533		16,577		18,168			13,823	13,276	12,894	11,639	10,175		10,000	$ 24,010
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Index
Accumulated Value		29,389		24,273		21,548		23,258			16,765	15,113	14,118	12,130	10,444		10,000	$ 33,998
S&P Target Date To Retirement Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To Retirement Income Index
Accumulated Value		21,388		18,533		16,577		18,168			13,823	13,276	12,894	11,639	10,175		10,000	$ 24,010
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,405		10,851		11,229		12,356			12,443	11,299	10,455	10,539	10,594		10,000	$ 11,790
S&P Target Date To 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2030 Index
Accumulated Value		17,829		16,010		15,008		16,282			13,524	12,706	12,210	11,333	10,290		10,000	$ 19,365
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,405		10,851		11,229		12,356			12,443	11,299	10,455	10,539	10,594		10,000	$ 11,790
S&P Target Date To 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2030 Index
Accumulated Value		17,829		16,010		15,008		16,282			13,524	12,706	12,210	11,333	10,290		10,000	$ 19,365
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,405		10,851		11,229		12,356			12,443	11,299	10,455	10,539	10,594		10,000	$ 11,790
S&P Target Date To 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2030 Index
Accumulated Value		17,829		16,010		15,008		16,282			13,524	12,706	12,210	11,333	10,290		10,000	$ 19,365
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,405		10,851		11,229		12,356			12,443	11,299	10,455	10,539	10,594		10,000	$ 11,790
S&P Target Date To 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2030 Index
Accumulated Value		17,829		16,010		15,008		16,282			13,524	12,706	12,210	11,333	10,290		10,000	$ 19,365
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,405		10,851		11,229		12,356			12,443	11,299	10,455	10,539	10,594		10,000	$ 11,790
S&P Target Date To 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2030 Index
Accumulated Value		17,829		16,010		15,008		16,282			13,524	12,706	12,210	11,333	10,290		10,000	$ 19,365
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,405		10,851		11,229		12,356			12,443	11,299	10,455	10,539	10,594		10,000	$ 11,790
S&P Target Date To 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2030 Index
Accumulated Value		17,829		16,010		15,008		16,282			13,524	12,706	12,210	11,333	10,290		10,000	$ 19,365
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,405		10,851		11,229		12,356			12,443	11,299	10,455	10,539	10,594		10,000	$ 11,790
S&P Target Date To 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2030 Index
Accumulated Value		17,829		16,010		15,008		16,282			13,524	12,706	12,210	11,333	10,290		10,000	$ 19,365
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,405		10,851		11,229		12,356			12,443	11,299	10,455	10,539	10,594		10,000	$ 11,790
S&P Target Date To 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2030 Index
Accumulated Value		17,829		16,010		15,008		16,282			13,524	12,706	12,210	11,333	10,290		10,000	$ 19,365
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,405		10,851		11,229		12,356			12,443	11,299	10,455	10,539	10,594		10,000	$ 11,790
S&P Target Date To 2035 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2035 Index
Accumulated Value		18,987		16,842		15,563		16,942			13,622	12,863	12,416	11,403	10,252		10,000	$ 20,827
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,405		10,851		11,229		12,356			12,443	11,299	10,455	10,539	10,594		10,000	$ 11,790
S&P Target Date To 2035 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2035 Index
Accumulated Value		18,987		16,842		15,563		16,942			13,622	12,863	12,416	11,403	10,252		10,000	$ 20,827
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,405		10,851		11,229		12,356			12,443	11,299	10,455	10,539	10,594		10,000	$ 11,790
S&P Target Date To 2035 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2035 Index
Accumulated Value		18,987		16,842		15,563		16,942			13,622	12,863	12,416	11,403	10,252		10,000	$ 20,827
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,405		10,851		11,229		12,356			12,443	11,299	10,455	10,539	10,594		10,000	$ 11,790
S&P Target Date To 2035 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2035 Index
Accumulated Value		18,987		16,842		15,563		16,942			13,622	12,863	12,416	11,403	10,252		10,000	$ 20,827
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,405		10,851		11,229		12,356			12,443	11,299	10,455	10,539	10,594		10,000	$ 11,790
S&P Target Date To 2035 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2035 Index
Accumulated Value		18,987		16,842		15,563		16,942			13,622	12,863	12,416	11,403	10,252		10,000	$ 20,827
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,405		10,851		11,229		12,356			12,443	11,299	10,455	10,539	10,594		10,000	$ 11,790
S&P Target Date To 2035 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2035 Index
Accumulated Value		18,987		16,842		15,563		16,942			13,622	12,863	12,416	11,403	10,252		10,000	$ 20,827
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,405		10,851		11,229		12,356			12,443	11,299	10,455	10,539	10,594		10,000	$ 11,790
S&P Target Date To 2035 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2035 Index
Accumulated Value		18,987		16,842		15,563		16,942			13,622	12,863	12,416	11,403	10,252		10,000	$ 20,827
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,405		10,851		11,229		12,356			12,443	11,299	10,455	10,539	10,594		10,000	$ 11,790
S&P Target Date To 2035 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2035 Index
Accumulated Value		18,987		16,842		15,563		16,942			13,622	12,863	12,416	11,403	10,252		10,000	$ 20,827
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,405		10,851		11,229		12,356			12,443	11,299	10,455	10,539	10,594		10,000	$ 11,790
S&P Target Date To 2040 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2040 Index
Accumulated Value		20,005		17,571		16,019		17,478			13,720	13,065	12,646	11,507	10,233		10,000	$ 22,145
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,405		10,851		11,229		12,356			12,443	11,299	10,455	10,539	10,594		10,000	$ 11,790
S&P Target Date To 2040 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2040 Index
Accumulated Value		20,005		17,571		16,019		17,478			13,720	13,065	12,646	11,507	10,233		10,000	$ 22,145
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,405		10,851		11,229		12,356			12,443	11,299	10,455	10,539	10,594		10,000	$ 11,790
S&P Target Date To 2040 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2040 Index
Accumulated Value		20,005		17,571		16,019		17,478			13,720	13,065	12,646	11,507	10,233		10,000	$ 22,145
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,405		10,851		11,229		12,356			12,443	11,299	10,455	10,539	10,594		10,000	$ 11,790
S&P Target Date To 2040 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2040 Index
Accumulated Value		20,005		17,571		16,019		17,478			13,720	13,065	12,646	11,507	10,233		10,000	$ 22,145
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,405		10,851		11,229		12,356			12,443	11,299	10,455	10,539	10,594		10,000	$ 11,790
S&P Target Date To 2040 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2040 Index
Accumulated Value		20,005		17,571		16,019		17,478			13,720	13,065	12,646	11,507	10,233		10,000	$ 22,145
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,405		10,851		11,229		12,356			12,443	11,299	10,455	10,539	10,594		10,000	$ 11,790
S&P Target Date To 2040 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2040 Index
Accumulated Value		20,005		17,571		16,019		17,478			13,720	13,065	12,646	11,507	10,233		10,000	$ 22,145
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,405		10,851		11,229		12,356			12,443	11,299	10,455	10,539	10,594		10,000	$ 11,790
S&P Target Date To 2040 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2040 Index
Accumulated Value		20,005		17,571		16,019		17,478			13,720	13,065	12,646	11,507	10,233		10,000	$ 22,145
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,405		10,851		11,229		12,356			12,443	11,299	10,455	10,539	10,594		10,000	$ 11,790
S&P Target Date To 2040 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2040 Index
Accumulated Value		20,005		17,571		16,019		17,478			13,720	13,065	12,646	11,507	10,233		10,000	$ 22,145
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,405		10,851		11,229		12,356			12,443	11,299	10,455	10,539	10,594		10,000	$ 11,790
S&P Target Date To 2045 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2045 Index
Accumulated Value		20,768		18,102		16,297		17,833			13,745	13,165	12,752	11,563	10,214		10,000	$ 23,152
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,405		10,851		11,229		12,356			12,443	11,299	10,455	10,539	10,594		10,000	$ 11,790
S&P Target Date To 2045 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2045 Index
Accumulated Value		20,768		18,102		16,297		17,833			13,745	13,165	12,752	11,563	10,214		10,000	$ 23,152
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,405		10,851		11,229		12,356			12,443	11,299	10,455	10,539	10,594		10,000	$ 11,790
S&P Target Date To 2045 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2045 Index
Accumulated Value		20,768		18,102		16,297		17,833			13,745	13,165	12,752	11,563	10,214		10,000	$ 23,152
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,405		10,851		11,229		12,356			12,443	11,299	10,455	10,539	10,594		10,000	$ 11,790
S&P Target Date To 2045 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2045 Index
Accumulated Value		20,768		18,102		16,297		17,833			13,745	13,165	12,752	11,563	10,214		10,000	$ 23,152
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,405		10,851		11,229		12,356			12,443	11,299	10,455	10,539	10,594		10,000	$ 11,790
S&P Target Date To 2045 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2045 Index
Accumulated Value		20,768		18,102		16,297		17,833			13,745	13,165	12,752	11,563	10,214		10,000	$ 23,152
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,405		10,851		11,229		12,356			12,443	11,299	10,455	10,539	10,594		10,000	$ 11,790
S&P Target Date To 2045 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2045 Index
Accumulated Value		20,768		18,102		16,297		17,833			13,745	13,165	12,752	11,563	10,214		10,000	$ 23,152
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,405		10,851		11,229		12,356			12,443	11,299	10,455	10,539	10,594		10,000	$ 11,790
S&P Target Date To 2045 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2045 Index
Accumulated Value		20,768		18,102		16,297		17,833			13,745	13,165	12,752	11,563	10,214		10,000	$ 23,152
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,405		10,851		11,229		12,356			12,443	11,299	10,455	10,539	10,594		10,000	$ 11,790
S&P Target Date To 2045 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2045 Index
Accumulated Value		20,768		18,102		16,297		17,833			13,745	13,165	12,752	11,563	10,214		10,000	$ 23,152
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,405		10,851		11,229		12,356			12,443	11,299	10,455	10,539	10,594		10,000	$ 11,790
S&P Target Date To 2050 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2050 Index
Accumulated Value		21,314		18,460		16,525		18,103			13,844	13,232	12,830	11,610	10,195		10,000	$ 23,838
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,405		10,851		11,229		12,356			12,443	11,299	10,455	10,539	10,594		10,000	$ 11,790
S&P Target Date To 2050 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2050 Index
Accumulated Value		21,314		18,460		16,525		18,103			13,844	13,232	12,830	11,610	10,195		10,000	$ 23,838
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,405		10,851		11,229		12,356			12,443	11,299	10,455	10,539	10,594		10,000	$ 11,790
S&P Target Date To 2050 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2050 Index
Accumulated Value		21,314		18,460		16,525		18,103			13,844	13,232	12,830	11,610	10,195		10,000	$ 23,838
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,405		10,851		11,229		12,356			12,443	11,299	10,455	10,539	10,594		10,000	$ 11,790
S&P Target Date To 2050 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2050 Index
Accumulated Value		21,314		18,460		16,525		18,103			13,844	13,232	12,830	11,610	10,195		10,000	$ 23,838
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,405		10,851		11,229		12,356			12,443	11,299	10,455	10,539	10,594		10,000	$ 11,790
S&P Target Date To 2050 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2050 Index
Accumulated Value		21,314		18,460		16,525		18,103			13,844	13,232	12,830	11,610	10,195		10,000	$ 23,838
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,405		10,851		11,229		12,356			12,443	11,299	10,455	10,539	10,594		10,000	$ 11,790
S&P Target Date To 2050 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2050 Index
Accumulated Value		21,314		18,460		16,525		18,103			13,844	13,232	12,830	11,610	10,195		10,000	$ 23,838
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,405		10,851		11,229		12,356			12,443	11,299	10,455	10,539	10,594		10,000	$ 11,790
S&P Target Date To 2050 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2050 Index
Accumulated Value		21,314		18,460		16,525		18,103			13,844	13,232	12,830	11,610	10,195		10,000	$ 23,838
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,405		10,851		11,229		12,356			12,443	11,299	10,455	10,539	10,594		10,000	$ 11,790
S&P Target Date To 2050 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2050 Index
Accumulated Value		21,314		18,460		16,525		18,103			13,844	13,232	12,830	11,610	10,195		10,000	$ 23,838
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,405		10,851		11,229		12,356			12,443	11,299	10,455	10,539	10,594		10,000	$ 11,790
S&P Target Date To 2055 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2055 Index
Accumulated Value		21,388		18,533		16,577		18,168			13,823	13,276	12,894	11,639	10,175		10,000	$ 24,010
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,405		10,851		11,229		12,356			12,443	11,299	10,455	10,539	10,594		10,000	$ 11,790
S&P Target Date To 2055 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2055 Index
Accumulated Value		21,388		18,533		16,577		18,168			13,823	13,276	12,894	11,639	10,175		10,000	$ 24,010
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,405		10,851		11,229		12,356			12,443	11,299	10,455	10,539	10,594		10,000	$ 11,790
S&P Target Date To 2055 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2055 Index
Accumulated Value		21,388		18,533		16,577		18,168			13,823	13,276	12,894	11,639	10,175		10,000	$ 24,010
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,405		10,851		11,229		12,356			12,443	11,299	10,455	10,539	10,594		10,000	$ 11,790
S&P Target Date To 2055 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2055 Index
Accumulated Value		21,388		18,533		16,577		18,168			13,823	13,276	12,894	11,639	10,175		10,000	$ 24,010
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,405		10,851		11,229		12,356			12,443	11,299	10,455	10,539	10,594		10,000	$ 11,790
S&P Target Date To 2055 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2055 Index
Accumulated Value		21,388		18,533		16,577		18,168			13,823	13,276	12,894	11,639	10,175		10,000	$ 24,010
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,405		10,851		11,229		12,356			12,443	11,299	10,455	10,539	10,594		10,000	$ 11,790
S&P Target Date To 2055 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2055 Index
Accumulated Value		21,388		18,533		16,577		18,168			13,823	13,276	12,894	11,639	10,175		10,000	$ 24,010
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,405		10,851		11,229		12,356			12,443	11,299	10,455	10,539	10,594		10,000	$ 11,790
S&P Target Date To 2055 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2055 Index
Accumulated Value		21,388		18,533		16,577		18,168			13,823	13,276	12,894	11,639	10,175		10,000	$ 24,010
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,405		10,851		11,229		12,356			12,443	11,299	10,455	10,539	10,594		10,000	$ 11,790
S&P Target Date To 2055 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2055 Index
Accumulated Value		21,388		18,533		16,577		18,168			13,823	13,276	12,894	11,639	10,175		$ 10,000	$ 24,010
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,913		10,821		11,198		12,321			12,408	11,268	10,425	10,509	10,564	10,000		$ 13,859
S&P Target Date To 2060 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2060 Index
Accumulated Value		22,320		19,333		17,260		18,920			14,371	13,711	13,301	11,988	10,432	10,000		$ 25,079
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,913		10,821		11,198		12,321			12,408	11,268	10,425	10,509	10,564	10,000		$ 13,859
S&P Target Date To 2060 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2060 Index
Accumulated Value		22,320		19,333		17,260		18,920			14,371	13,711	13,301	11,988	10,432	10,000		$ 25,079
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,913		10,821		11,198		12,321			12,408	11,268	10,425	10,509	10,564	10,000		$ 13,859
S&P Target Date To 2060 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2060 Index
Accumulated Value		22,320		19,333		17,260		18,920			14,371	13,711	13,301	11,988	10,432	10,000		$ 25,079
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,913		10,821		11,198		12,321			12,408	11,268	10,425	10,509	10,564	10,000		$ 13,859
S&P Target Date To 2060 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2060 Index
Accumulated Value		22,320		19,333		17,260		18,920			14,371	13,711	13,301	11,988	10,432	10,000		$ 25,079
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,913		10,821		11,198		12,321			12,408	11,268	10,425	10,509	10,564	10,000		$ 13,859
S&P Target Date To 2060 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2060 Index
Accumulated Value		22,320		19,333		17,260		18,920			14,371	13,711	13,301	11,988	10,432	10,000		$ 25,079
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,913		10,821		11,198		12,321			12,408	11,268	10,425	10,509	10,564	10,000		$ 13,859
S&P Target Date To 2060 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2060 Index
Accumulated Value		22,320		19,333		17,260		18,920			14,371	13,711	13,301	11,988	10,432	10,000		$ 25,079
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,913		10,821		11,198		12,321			12,408	11,268	10,425	10,509	10,564	10,000		$ 13,859
S&P Target Date To 2060 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2060 Index
Accumulated Value		22,320		19,333		17,260		18,920			14,371	13,711	13,301	11,988	10,432	10,000		$ 25,079
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value		11,913		10,821		11,198		12,321			12,408	11,268	10,425	10,509	10,564	10,000		$ 13,859
S&P Target Date To 2060 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2060 Index
Accumulated Value		22,320		19,333		17,260		18,920			$ 14,371	$ 13,711	$ 13,301	$ 11,988	$ 10,432	$ 10,000		$ 25,079
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value	9,200	9,184	9,014	8,738	8,828	9,043	9,634	9,950	9,928	10,000								$ 9,494
S&P Target Date To 2065+ Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2065+ Index
Accumulated Value	14,008	13,311	11,922	11,492	10,621	10,293	11,234	11,281	9,986	10,000								$ 14,995
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value	9,200	9,184	9,014	8,738	8,828	9,043	9,634	9,950	9,928	10,000								$ 9,494
S&P Target Date To 2065+ Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2065+ Index
Accumulated Value	14,008	13,311	11,922	11,492	10,621	10,293	11,234	11,281	9,986	10,000								$ 14,995
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value	9,200	9,184	9,014	8,738	8,828	9,043	9,634	9,950	9,928	10,000								$ 9,494
S&P Target Date To 2065+ Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2065+ Index
Accumulated Value	14,008	13,311	11,922	11,492	10,621	10,293	11,234	11,281	9,986	10,000								$ 14,995
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value	9,200	9,184	9,014	8,738	8,828	9,043	9,634	9,950	9,928	10,000								$ 9,494
S&P Target Date To 2065+ Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2065+ Index
Accumulated Value	14,008	13,311	11,922	11,492	10,621	10,293	11,234	11,281	9,986	10,000								$ 14,995
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value	9,200	9,184	9,014	8,738	8,828	9,043	9,634	9,950	9,928	10,000								$ 9,494
S&P Target Date To 2065+ Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2065+ Index
Accumulated Value	14,008	13,311	11,922	11,492	10,621	10,293	11,234	11,281	9,986	10,000								$ 14,995
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value	9,200	9,184	9,014	8,738	8,828	9,043	9,634	9,950	9,928	10,000								$ 9,494
S&P Target Date To 2065+ Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2065+ Index
Accumulated Value	14,008	13,311	11,922	11,492	10,621	10,293	11,234	11,281	9,986	10,000								$ 14,995
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value	9,200	9,184	9,014	8,738	8,828	9,043	9,634	9,950	9,928	10,000								$ 9,494
S&P Target Date To 2065+ Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2065+ Index
Accumulated Value	14,008	13,311	11,922	11,492	10,621	10,293	11,234	11,281	9,986	10,000								$ 14,995
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Index
Accumulated Value	9,200	9,184	9,014	8,738	8,828	9,043	9,634	9,950	9,928	10,000								$ 9,494
S&P Target Date To 2065+ Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date To 2065+ Index
Accumulated Value	$ 14,008	$ 13,311	$ 11,922	$ 11,492	$ 10,621	$ 10,293	$ 11,234	$ 11,281	$ 9,986	$ 10,000								$ 14,995